Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Income Taxes
22.	INCOME TAXES
a)	Rate reconciliation

Income tax expense differs from the amount that would result by applying the combined Canadian federal and provincial income tax rates to earnings before income taxes.

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the years ended December 31, 2019, 2018 and 2017:

Years ended December 31,
	2019	2018	2017
(Loss) earnings before income taxes	$(140,975)	$(12,396)	$20,688
Combined Canadian federal and provincial income tax rates	27.0%	27.0%	26.0%
Expected income tax (recovery) expense	(38,063)	(3,347)	5,379
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	(3,526)	(1,341)	748
Non-deductible expenses and Mexico inflation adjustments	640	244	(199)
Foreign exchange	(2,507)	4,733	(1,925)
Change in prior year estimates	4,257	196	-
Mexican special mining duty	(1,126)	1,020	1,105
Withholding taxes	837	670	424
Non-deductible impairment charges on mineral properties	14,537	-	-
Change in unrecognized deferred income tax assets	19,313	(147)	2,243
Other	886	(380)	1,015
Income tax (recovery) expense	$(4,752)	$1,648	$8,790

b)	Deferred tax assets and liabilities

The composition of the Company's net deferred income tax liabilities at December 31, 2019 and 2018, are as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Provision for site reclamation and closure	$3,038	$5,466
Non-capital losses	4,389	6,017
Lease liability	8,190	-
	15,617	11,483
Deferred tax liabilities:
Mineral properties, plant and equipment, exploration and evaluation	(12,533)	(13,004)
Mexican special mining duty	(3,282)	(4,782)
Other	(8,472)	(5,130)
	(24,287)	(22,916)
Deferred tax liabilities, net	$(8,670)	$(11,433)

	Note	December 31, 2019	December 31, 2018
Deferred tax liability, opening		$11,433	$7,972
Acquisition of mines	6	-	3,617
Deferred tax recovery charged to earnings during the year		(2,823)	(65)
Other		60	(91)
Deferred tax liability, closing		$8,670	$11,433

The Company's unrecognized tax losses, deductible temporary differences, and tax credits at December 31, 2019 and 2018, are as follows:

	December 31, 2019	December 31, 2018
Non-capital losses	$116,601	$114,700
Mineral properties, plant and equipment, exploration and evaluation	38,082	328
Share issuance costs	2,826	4,422
Provision for reclamation and closure	11,329	-
Other	5,709	-
	$174,547	$119,450

c)	Non-capital losses

At December 31, 2019, the Company had losses for income tax purposes in Canada, US and Mexico of $31,197 (December 31, 2018 - $47,728), $20,241 (December 31, 2018 - $9,810) and $84,250 (December 31, 2018 - $71,113), respectively, which may be used to reduce future taxable income. The Canadian losses, if not utilized, will expire beginning 2026 through to 2039, the US losses, if not utilized, will expire beginning 2020 through 2039, and the Mexican losses, if not utilized, will expire 2020 through to 2029.